Finance income and fair value change in derivative instruments	12 Months Ended
Mar. 31, 2024
Disclosure of Finance Income [Abstract]
Finance income and fair value change in derivative instruments
28.
Finance income and fair value change in derivative instruments

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Interest income accounted at amortised cost
- on fixed deposit with banks	1,385	2,010	3,937	47
- on loan given to third party	40	—	—	—
- on safeguard duty recoverable	138	132	131	2
- on loan given to related parties (refer Note 41)		—	4	0
- others	238	34	15	0
Gain on fair value changes on derivative instruments (other than hedge instruments)	212	139	151	2
Unwinding of contract assets (refer Note 53)	—	154	530	6
Unwinding of financial assets (refer Note 33(i))	—	441	504	6
Total	2,013	2,910	5,272	63